Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Earnings Per Share [Abstract]
Stock options not included in the computation of diluted earnings	3,155,531	2,276,941	811,272	3,416,707	2,681,287